Average Annual Total Returns	12 Months Ended	13 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	4.03%
Bloomberg 1-5 Year (Short) Municipal Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.07%	3.13%
Class - Macquarie Tax-Free USA Short Term ETF
Prospectus [Line Items]
Average Annual Return, Percent	2.52%	3.83%
Class - Macquarie Tax-Free USA Short Term ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.52%	3.84%
Class - Macquarie Tax-Free USA Short Term ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.90%	3.69%